Investments - Schedule of investments accounted for under equity method (Parenthetical) (Details)	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2022 USD ($)
Marketable Securities
Share of (loss) income in equity method investments	¥ (31,610,752)	$ (4,452,281)	¥ 62,395,476		¥ (15,127,838)
Wuhan Shayu Network Technology Co., Ltd. ("Shayu")
Marketable Securities
Percentage of equity method investment acquired	35.084%
Equity method investment, Amount agreed to invest	¥ 188,009,650
Share of (loss) income in equity method investments	(28,046,644)		3,585,612		¥ (16,138,901)
Nanshan Stellar Investment LLP
Marketable Securities
Share of (loss) income in equity method investments	¥ 10,052	$ 1,426	62,977,379	$ 9,388,560
Fair value of equity interest			¥ 31,741,000			$ 5,000,000